Disposal of assets and other changes in organizational structure (Details Narrative) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Transaction pending two [member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Description of amount due from related party	US$ 3 at the transaction signing, and US$ 12 at the transaction closing and up to US$ 60 in contingent payments provided for in the contract, depending on future Brent prices and the development of these assets.
Transaction pending four [member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Description of terms draw drown from escrow account	The transaction closed in November 2021 included price adjustments provided for in the contract, for which the Company recognized US$ 68 in January 2022 within other income and expenses. This sale is still subject to residual price adjustment.
Sale Of Potiguar Group [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Description of amount due from related party	The agreement provides for the receipt of US$ 110 at the transaction signing, US$ 1,040 at the transaction closing, and US$ 235 to be paid in 4 annual installments of US$ 58.75, starting in March 2024.
Sale Of Norte Capixaba Group [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Description of amount due from related party	The agreement provides for the receipt of US$ 36 at the transaction signing, and US$ 442 at the transaction closing and up to US$ 66 in contingent payments provided for in the contract, depending on future Brent prices.
Sale Of Albacora Leste Concession [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Description of amount due from related party	The agreement provides for the receipt of US$ 293 at the transaction signing, US$ 1,658 at the transaction closing, and up to US$ 250 in contingent payments provided for in the contract, depending on future Brent prices.
Sale Of Deten Petrochemical Plant [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Description of amount due from related party	The agreement provides for the receipt of 5% of the total amount at the transaction signing, and 95% at the transaction closing. Transaction closed in Brazilian reais (R$ 585 million).
Sale Of L U B N O R Refinery [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Description of amount due from related party	The agreement provides for the receipt of US$ 3 at the transaction signing, US$ 10 at the transaction closing, and 3 annual installments of US$ 7 expected to occur from 2024 to 2026.
Alagoas Groups [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Amount received from sale of fields	$ 240
Reconcavo Groups [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Amount received from sale of fields	$ 246